INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

4. INTANGIBLE ASSETS

Intangible assets, net consisted of the following (in thousands):

	July 31, 2022	October 31, 2021

Patents	$275	$4,836
License	44	777
Software	98	98
Total intangibles	417	5,711
Accumulated amortization	(236)	(2,357)
Intangible assets	$181	$3,354

The expiration dates of the existing patents range from 2022 to 2039 but the expiration dates can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to further pursue the application. Patent applications having a net book value of approximately $29,000 and $21,000 were abandoned and were charged to general and administrative expenses in the condensed consolidated statement of operations for the three months ended July 31, 2022 and 2021, respectively. Patent applications having a net book value of approximately $159,000 and $90,000 were abandoned and were charged to general and administrative expenses in the condensed consolidated statement of operations for the nine months ended July 31, 2022 and 2021, respectively. Amortization expense for intangible assets that was charged to general and administrative expense in the condensed consolidated statement of operations aggregated approximately $70,000 and $68,000 for the three months ended July 31, 2022 and 2021, respectively. Amortization expense for intangible assets that was charged to general and administrative expense in the condensed consolidated statement of operations aggregated approximately $210,000 and $203,000 for the nine months ended July 31, 2022 and 2021, respectively.

Management reviews its long-lived assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. Net assets are recorded on the balance sheet for patents related to ADXS-HPV (AXAL), ADXS-HOT, ADXS-PSA, ADXS-HER2 and other products that are in development, and the Lm technology licensed from the University of Pennsylvania. There are various scenarios under which an impairment charge may be recorded, which include if a competitor were to gain FDA approval for a similar treatment before the Company, if future clinical trials fail to meet the targeted endpoints, or if a drug application is rejected or fails to be issued. Lastly, if the Company is unable to raise enough capital to continue funding its studies and developing its intellectual property, the Company would likely record an impairment to these assets.

During the three months ended July 31, 2022, the Company identified the following indicators of impairment under ASC 360 indicating that the patents and license carrying amounts might not be recoverable:

●	Adverse changes in the business climate for biotechnology companies, particularly raising capital; and
●	A significant reduction in the Company’s market capitalization during the nine months ended July 31, 2022.

The Company performed an impairment test under ASC 350 on its patents owned and in-licensed intellectual property. Under this test a fair value of the relevant asset is compared with the carrying amount of such asset. Fair value is calculated using a discounted cash flow analysis. Cash flows are discounted using a weighted average cost of capital derived from comparable companies, which reflects the costs of borrowing as well as the associated risk. The results of the impairment test indicated that the carrying value of the patents owned and in-licensed intellectual property exceeded the fair value. During the three months ended July 31, 2022, the Company recorded an impairment charge for patents owned and in-licensed intellectual property of approximately $3,005,000 in its condensed consolidated statement of operations.

As of July 31, 2022, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

Fiscal year ending October 31,

2022 (Remaining)	$24
2023	94
2024	63
Total	$181

5. INTANGIBLE ASSETS

Intangible assets consist of the following (in thousands):

	October 31,
	2021	2020
Patents	$4,836	$4,479
License	777	777
Software	98	117
Total intangibles	5,711	5,373
Accumulated amortization	(2,357)	(2,112)
Net intangible assets	$3,354	$3,261

The expirations of the existing patents range from 2021 to 2039 but the expirations can be extended based on market approval if granted and/or based on existing laws and regulations. Capitalized costs associated with patent applications that are abandoned without future value are charged to expense when the determination is made not to pursue the application. Patent applications having a net book value of approximately $0.1 million and $1.7 million were abandoned and were charged to general and administrative expenses in the consolidated statement of operations for the years ended October 31, 2021 and 2020, respectively. Intangible asset amortization expense that was charged to general and administrative expense in the consolidated statement of operations was approximately $0.3 million for each of the years ended October 31, 2021 and 2020, respectively.

Management has reviewed its intangible assets for impairment whenever events and circumstances indicate that the carrying value of an asset might not be recoverable. Net assets are recorded on the consolidated balance sheet for patents and licenses related to axalimogene filolisbac (AXAL), ADXS-HOT, ADXS-PSA and other products that are in development or out-licensed. However, if a competitor were to gain FDA approval for a treatment before the Company or if future clinical trials fail to meet the targeted endpoints, the Company would likely record an impairment related to these assets. In addition, if an application is rejected or fails to be issued, the Company would record an impairment of its estimated book value. Lastly, if the Company is unable to raise enough capital to continue funding our studies and developing its intellectual property, the Company would likely record an impairment to certain of these assets.

At October 31, 2021, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

2022	$277
2023	277
2024	277
2025	277
2026	277
Thereafter	1,969
Total	$3,354